Fair Values of Financial Instruments - Changes in Level Three Instrument Measured on Recurring Basis (Detail) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 5,557	$ 6,343
Total realized and unrealized gains (losses)	(375)	484
Sales and principal repayments	(5,182)	(1,270)
Balance at end of period		$ 5,557